Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: March 2015

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Third Amended and Restated Transfer and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: March 31, 2015

(b)	Interest Period: March 16, 2015 through April 14, 2015

Interest Period for new issuances:

A 2015-1 :	March 13, 2015 through April 14, 2015
A 2015-2 :	March 13, 2015 through April 14, 2015

(c)	Determination Date: April 13, 2015

(d)	Distribution Date: April 15, 2015

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name:	Patricia Garvey
Title:	Executive Director